Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (3,114,127)	$ (4,602,174)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation expense	701,759	1,031,798
Change in fair value of warrants	(600,000)	100,000
Depreciation and amortization	141,993	165,304
Deferred rent expense	113,314	(49,990)
Changes in operating assets and liabilities:
Accounts receivable	14,055,694	(15,048,826)
Prepaid expenses and other current assets	(165,146)	13,970
Accounts payable and accrued expenses	1,227,571	1,602,218
Deferred contract revenue	(4,258,066)	13,215,427
Other	(40,909)	(13,531)
Net cash provided by (used in) operating activities	8,062,083	(3,585,804)
Cash flows from investing activities:
Equipment and leasehold improvement expenditures	(134,248)	(1,958)
Patent expenditures	(354,801)	(466,582)
Net cash used in investing activities	(489,049)	(468,540)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants, net		4,677,980
Proceeds from options and warrants exercised	34,090	23,500
Repayments of leasehold improvement debt		(15,116)
Net cash provided by financing activities	34,090	4,686,364
Net increase in cash and cash equivalents	7,607,124	632,020
Cash and cash equivalents at beginning of period	6,803,506	6,171,486
Cash and cash equivalents at end of period	14,410,630	6,803,506
Supplemental Schedule of Non-cash Investing and Financing Activities:
Change in fair value of warrant liability	$ (600,000)	$ 100,000